SCHEDULE OF CASH FLOW INFORMATION RELATED TO LEASES (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2020	Oct. 31, 2020
Leases [Abstract]
Cash paid for operating lease liabilities		$ 311	$ 1,363	$ 922	$ 1,233